Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Income taxes

14. Income taxes

(a) Corporate income tax ("CIT")

As a Cayman Island resident company, the Company is not subject to income tax.

The PRC subsidiaries are governed by the PRC Corporate Income Tax Laws and regulations. Under the Income Tax Laws of the PRC, the PRC subsidiaries are subject to an income tax at a statutory rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments.

Income before income tax expenses consists of:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
PRC	173,729,290	247,420,740	246,985,362
Non PRC	(12,086,672)	(15,138,254)	(36,969,248)

Total	161,642,618	232,282,486	210,016,114

Income tax expense for the years ended December 31, 2011, 2012 and 2013 is summarized as follows:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
Current:
CIT tax expense	27,162,678	51,183,346	68,625,597
Land Appreciation Tax ("LAT") expense	25,582,339	25,390,667	36,727,785
Deferred tax expense/ (benefit)	5,892,472	(2,399,386)	(21,693,532)

Income tax expense	58,637,489	74,174,627	83,659,850

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2011, 2012 and 2013, is as follows:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
CIT at rate of 25%	40,410,655	58,070,622	52,504,028
Tax effect of non-deductible expenses	2,562,233	11,166,825	3,490,593
Unrecognized tax benefit	-	(4,994,595)	5,465,293
LAT expense	25,582,339	25,390,667	36,727,785
CIT benefit of LAT	(6,395,585)	(6,347,667)	(9,171,919)
Changes in valuation allowance	(3,115,025)	(7,856,467)	-
International rate difference	(397,031)	(336,247)	9,089,244
Income tax on undistributed earnings of PRC subsidiaries	3,680,000	2,204,619	3,500,000
Adjustment of estimated income tax accruals	(3,988,507)	(3,038,183)	(18,059,102)
Others	298,410	(84,947)	113,928
Actual income tax expense	58,637,489	74,174,627	83,659,850

The income tax on undistributed earnings of PRC subsidiaries for the years ended December 31, 2011, 2012 and 2013 represented accrued withholding taxes related to the portion of the Group's retained earnings that were not considered permanently reinvested. See Note 14(d) for more detail.

(b) Liability for unrecognized tax benefit

The following table summarizes the activity related to the Group's unrecognized tax benefits:

	2011	2012	2013
	US$	US$	US$
Balance at January 1	13,152,596	13,824,326	8,842,239
Additions based on tax positions related to current year	-	-	16,313,513
Additions for tax positions of prior years	671,730	33,871	-
Reductions for tax positions of prior years	-	(5,015,958)	(8,842,239)

Balance at December 31	13,824,326	8,842,239	16,313,513

The movement in the liability for unrecognized tax benefits of US$671,730 in 2011 was due to the fluctuation of US$-RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation.

The movement in the liability for unrecognized tax benefits of US$33,871 in 2012 was due to the fluctuation of US$-RMB exchange rate, and therefore was recorded as other comprehensive income arising from the foreign currency translation. The remaining change of US$5,015,958 was recognized as a reduction of unrecognized tax benefits due to the liquidation of Henan Wanzhong Real Estate Co., Ltd. for which tax returns were filed based on the deemed profit method.

The current year movement in the liability for unrecognized tax benefits of US$16,313,513 was mainly due to the application of the deemed profit method by the local tax authority of Zhengzhou city related to the Zhengzhou Modern City project upon completion of the development project. The Group believes that the possibility exists for reinterpretation of the application of the tax regulations by higher tax authorities in the PRC, potentially overturning the decision made by the local tax authority to apply the deemed profit method. Because of the uncertainty surrounding whether the application of the deemed profit method for Zhengzhou Modern City project will be re-evaluated and the taxes adjusted, the difference between the taxes due based on taxable income calculated according to statutory taxable income method and the taxes due based on the deemed profit method has been recorded as an additional receivable or payable and has been included in unrecognized tax benefits. The remaining change of US$8,842,239 was recognized as a reduction of unrecognized tax benefits due to the expiration of the five-year statute of limitations period for Henan Xinyuan.

The entire unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2013. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The PRC income tax returns for fiscal year 2009 through fiscal year 2013 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the PRC subsidiaries to audits of tax years outside the general statute of limitations.

It is the Group's continuing practice to recognize interest and penalties related to uncertain tax positions in interest expenses and other expenses, respectively. For the years ended December 31, 2011, 2012 and 2013, no interest and penalties have been recognized under ASC 740-10 as management believes that there will be no interest and penalties charged relating to a re-evaluation of a tax levy method.

(c) LAT

Since January 1, 1994, LAT has been applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws. However, prior to September 2004, the Group's local tax authority in Zhengzhou city did not impose the regulation on real estate companies in its area of administration. Since September 2004, the local tax authority has levied the LAT at the rate of 0.8% or 1.0% against total cash receipts from sales of real estate properties, rather than according to the progressive rates. In early 2007, the national PRC tax authorities clarified the regulations to require the full payment of LAT in accordance with the progressive rates.

For the years ended December 31, 2011, 2012 and 2013, the Group has made full provision for LAT with respect to properties sold up to December 31, 2013 in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

In the second quarter of 2010, one of Jiantou Xinyuan's projects, Zhengzhou International City Garden II, completed an LAT settlement from local tax bureau. The settlement was based on deemed profit method of US$4.2 million, while the Group had accrued the tax liability based on actual revenue method of US$21.4 million. As of December 31, 2010 and 2011, the unsettled liability has been accrued and carried forward. In addition to Zhengzhou International City Garden II, the LAT of two other projects, Finance Square and International Plaza were also settled based on deemed profit method in prior years, which was approved by the local tax bureau. However, the deemed profit method deviates from the federal tax authority's regulation. As a result, an accrual of US$22.8 million for these three projects was recorded for the difference between deemed profit method and the federal tax authority's regulation.

On April 6, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd., which developed International Plaza, was liquidated (Note 24). During the liquidation process, the Zhengzhou branch of the federal tax bureau performed an assessment on the sufficiency of taxes paid, including LAT. There was no additional tax adjustment assessed by the Zhengzhou branch of the federal tax bureau and the Group received a tax clearance certificate confirming that there was no underpayment of taxes as of April 6, 2012. Based on the above, management performed a reassessment and concluded that the likelihood of the federal tax bureau overturning the deemed profit method approved by the local tax bureau is only reasonably possible, and accordingly reversed the LAT liability accrued for these three projects totaling US$22.8 million as of June 30, 2012.

(d) Deferred tax

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	-	1,800,359
Accruals and provisions	15,074,850	13,536,150

Total current deferred tax assets	15,074,850	15,336,509

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(27,410,499)	(11,851,997)
Real estate properties accelerated cost deduction	(1,084,920)	(1,365,450)
Taxable temporary differences arising from business combinations	(145,968)	(81,031,364)
Others	(45,532)	(45,532)

Total current deferred tax liabilities	(28,686,919)	(94,294,343)

Net current deferred tax liabilities	(13,612,069)	(78,957,834)

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	US$	US$
Long-term deferred tax assets:
Accruals and provisions	495,336	-
Revenue recognition of real estate lease income on a straight-line basis	1,103,381	8,547,158
Others	-	1,643,945

Total long-term deferred tax assets	1,598,717	10,191,103

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(5,884,619)	(9,384,619)

Total long-term deferred tax liabilities	(5,884,619)	(9,384,619)

Net long-term deferred tax assets	(4,285,902)	806,484

Certain of the Company's PRC subsidiaries have PRC tax net operating loss carry forwards of US$11.0 million (2012: US$2.4 million) which will expire in one to five years, if unutilized. Losses incurred in the U.S. amounting to US$1.2 million will expire in 20 years.

During 2012 and 2013, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$58.8 million and US$93.8 million of its PRC subsidiaries earnings as at December 31, 2012 and 2013, respectively. Accordingly, the Company accrued deferred income tax liabilities of US$5.88 million and US$9.38 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2012 and 2013, respectively. Determination of the amount of unrecognized deferred tax liability related to the earnings that are permanently reinvested as of December 31, 2012 and 2013 is not practicable.

For each PRC subsidiary, deferred tax assets have been netted against deferred tax liabilities by current classification, as the reversal of the underlying temporary differences is expected to occur in the same future periods.

The deferred tax assets and liabilities will reverse when the originating temporary differences reverse. In addition, as a result of applying the deemed profit method to calculate PRC income taxes payable, deferred tax assets and liabilities will reverse either if the tax years are re-evaluated and reassessed under the statutory taxable income method or the tax years are no longer open for tax review.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group did not record any valuation allowance as of December 31, 2012 and 2013.